May 4, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Fortitude Life Insurance & Annuity Company
Fortitude Life Insurance & Annuity Company Variable Account B
Definitive Filings Pursuant to Rule 497(j)

Fortitude Life Insurance & Annuity Company File Nos.:
333-274022	333-274026	333-290619	333-290623
333-274023	333-274027	333-290620	333-290624
333-274024	333-290617	333-290621
333-274025	333-290618	333-290622

Fortitude Life Insurance & Annuity Company Variable Account B
Investment Company Act No. 811-05438; File Nos.:
033-62793	333-71654	333-96577	333-236099
033-87010	333-71672	333-150220	333-252773
333-08853	333-71834	333-152411

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus and Statement of Additional Information (“SAI”) included in each of the above-referenced Registration Statements, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement and

2.
The text of the most recent post-effective amendments has been filed with the Commission electronically on April 27, 2026.

Sincerely,

/s/ Richard E. Buckley
Richard E. Buckley

Richard E. Buckley
Senior Vice President and Assistant General Counsel
Fortitude Life Insurance & Annuity Company
Ten Exchange Place, Suite 2210
Jersey City, New Jersey 07302
T +1 (615) 981 8801
richard.buckley@fortitude-re.com